Average Annual Total Returns		12 Months Ended	60 Months Ended	119 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	15.93%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		5.01%	5.01%	6.11%
Performance Inception Date				Jan. 21, 2016
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.40%	6.46%	6.98%
Performance Inception Date				Jan. 21, 2016
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.53%	5.22%	5.44%
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.76%	4.77%	5.06%

[1]	The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses for investing in the individual securities that they track, and individuals cannot invest directly in any index.